Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 5,687.6	$ 75.0	₨ 5,483.3
Sundry accounts receivable		52,033.2	685.8	46,755.4
Advance income tax (in excess of current tax expense)		41,941.6	552.8	33,915.5
Advances		10,705.4	141.1	7,790.4
Prepaid expenses		4,333.2	57.1	1,963.8
Deposits/Margins paid		10,330.7	136.2	12,125.1
Derivatives (see note 23)		80,202.3	1,057.1	84,406.7
Term placements		471,502.0	6,214.6	105,204.8
Receivable on account of trade date		2,025.2	26.7	4,928.5
Others	[1]	114,420.9	1,508.0	89,850.5
Total		₨ 864,754.3	$ 11,397.8	₨ 456,972.8
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total	Total	Total
Other Assets [Member]
Other Assets Disclosure [Line Items]
Right-of-use assets		₨ 71,572.2	$ 943.4	₨ 64,548.8

[1]	Others include equity securities with carrying value amounting to Rs. 20,600.1 million and Rs. 14,736.7 million as at March 31, 2021 and March 31, 2022, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 999.2 million and Rs. 2,665.9 million as at March 31, 2021 and March 31, 2022, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amount to Rs. 7,618.1 million and Rs. (7,633.5) million for the years ended March 31, 2021 and March 31, 2022, respectively.